Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,769,901	$ 2,294,679
Trade receivables, net	1,219,514	3,494,701
Other receivables and prepaid expenses	262,637	322,449
Inventories	2,735,323	2,609,314
Total current assets	6,987,375	8,721,143
NON-CURRENT ASSETS:
Restricted deposits	44,075	40,553
Property, plant and equipment, net	360,710	407,430
Severance pay fund	200,809	175,463
Operating lease right-of-use assets	393,830	475,515
Total non-current assets	999,424	1,098,961
Total assets	7,986,799	9,820,104
CURRENT LIABILITIES:
Short-term bank credit line	2,000,000	9,345
Trade payables	460,183	1,156,567
Other current liabilities	953,004	1,532,493
Total current liabilities	3,789,159	3,250,618
NON-CURRENT LIABILITIES:
Non-current operating lease liabilities	210,218	268,800
Accrued severance pay	476,203	440,295
Total long-term liabilities	686,421	754,438
Total liabilities	4,475,580	4,005,056
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value per share: Authorized:100,000,000 at June 30, 2025 and December 31, 2024; Issued: 8,167,438 shares at June 30, 2025 and 8,104,180 at December 31, 2024; Outstanding: 8,046,723 at June 30, 2025 and 7,983,465 at December 31, 2024
Treasury shares at cost (120,715 ordinary shares at June 30, 2025 and December 31, 2024)	(119,536)	(119,536)
Additional paid-in capital	18,155,064	18,070,599
Accumulated deficit	(14,524,309)	(12,136,015)
Total shareholders’ equity	3,511,219	5,815,048
Total liabilities and shareholders’ equity	7,986,799	9,820,104
Related Party
CURRENT LIABILITIES:
Current liabilities from related parties	375,972	552,213
NON-CURRENT LIABILITIES:
Long-term loans from related parties		$ 45,343